Schedule of convertible debentures (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance, beginning of period	$ 134,846
Debentures revalued, derivative liability component		$ (623)
Translation adjustment	3,947	(3,124)
Balance, end of period	769,529	134,846
Convertible debentures [member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period	9,303	27,872
Debentures converted for shares		(19,456)
Accretion	56	720
Translation adjustment	50	790
Balance, end of period	$ 9,409	$ 9,303